Events Subsequent to the Balance Sheet Date	12 Months Ended
Dec. 31, 2023
Events Subsequent to the Balance Sheet Date [Abstract]
EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

NOTE 18 – EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

The Company evaluated all events and transactions that occurred subsequent to the balance sheet date and prior to the date on which these financial statements were issued, and determined that the following events necessitated disclosure:

1.	During the first quarter of 2024, the Company issued and sold 178,931 Ordinary Shares under the ATM Agreement, see Note 11(c) above for further information on the ATM Agreement.

2.	In February 2024, the Board approved the payment of bonuses for 2023 to the Company’s executive officers based on execution milestones determined in early 2023. The Company intends to pay the bonuses on the date that is 75 days prior to the Company’s 2024 annual general meeting of shareholders. The Company may pay the bonuses in cash, restricted stock units or a combination thereof. The allocation of the 2023 bonuses between restricted share units and cash will be subject to the discretion of the Board.

In addition, the Board approved the grant of an aggregate of 250,000 options to purchase Ordinary Shares, of which 240,000 were allocated to non-executive employees and 10,000 to the Chief Financial Officer.